UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ		08876
(Address of principal executive offices)		(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2010

Date of reporting period:	01/31/2010

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Airlines	1.0%
Automotive	0.2
Banks	18.6
Beverages, Food & Tobacco	3.7
Building Materials	1.8
Chemicals	2.8
Commercial Services & Supplies	3.8
Communications	7.7
Computers & Information	1.1
Cosmetics & Personal Care	1.0
Electric Utilities	1.2
Electrical Equipment	6.6
Electronics	1.7
Engineering & Construction	2.3
Financial Services	1.0
Food	1.2
Food Retailers	1.8
Health Care Providers & Services	2.9
Home Construction, Furnishings & Appliances	4.3
Household Products	0.7
Insurance	2.8
Internet	0.9
Iron & Steel	0.5
Media	1.1
Medical Supplies	0.7
Metals & Mining	3.9
Oil & Gas	10.9
Pharmaceuticals	3.5
Retailers	1.8
Semiconductors	6.5
Total Investments	98.0
Other Assets Less Liabilities	2.0
Net Assets	100.0%

	Shares	Value (1)

Common Stocks — 96.7%

Brazil – 15.4%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)*	214,956	$2,964,910
Banco Bradesco SA - ADR (Banks)	219,780	3,639,557
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	35,100	2,341,872
Itau Unibanco Banco Multiplo SA - ADR (Banks)	174,296	3,339,512
JBS SA (Food)	313,900	1,555,345
Natura Cosmeticos SA (Cosmetics & Personal Care)	108,400	1,951,775
Petroleo Brasileiro SA - ADR (Oil & Gas)	180,446	7,320,694
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	36,500	961,199
Vale SA - Sponsored ADR (Metals & Mining)	230,740	5,950,785
		30,025,649
Chile — 2.7%
Banco Santander - ADR (Banks)	42,336	2,617,635
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	70,200	2,553,876
		5,171,511
China — 10.6%
Anhui Conch Cement Co., Ltd. (Building Materials)	308,000	1,696,654
ASM Pacific Technology Ltd. (Semiconductors)	147,900	1,220,124
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,170,000	2,010,768
China Insurance International Holdings Co., Ltd. (Insurance)*	778,000	2,439,356
Ctrip.com International Ltd. - ADR (Internet)*	57,400	1,796,046
Hengan International Group Co., Ltd. (Medical Supplies)	849,000	5,671,616
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,081,000	2,742,251
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services & Supplies)*	24,800	1,686,400
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	392,000	1,437,167
		20,700,382
Colombia — 1.2%
BanColombia SA - Sponsored ADR (Banks)	53,170	2,291,627

Czech Republic — 0.6%
Central European Media Enterprises Ltd. (Media)*	42,330	1,206,828

Egypt — 1.0%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	41,200	1,931,433

Greece — 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	65,230	1,496,776

Hungary — 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	4,920	1,038,270

See Notes to Financial Statements

	Shares	Value (1)

India — 4.9%
Axis Bank Ltd. (Banks)	120,600	$2,626,227
Dabur India Ltd. (Cosmetics & Personal Care)	18,350	62,861
HDFC Bank Ltd. - ADR (Banks)	27,803	3,289,095
Hindustan Unilever Ltd. (Household Products)	243,700	1,276,568
NTPC Ltd. (Electric Utilities)	490,900	2,260,676
		9,515,427
Indonesia — 2.6%
PT Bank Rakyat Indonesia (Banks)	2,956,000	2,402,032
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	68,030	2,693,988
		5,096,020
Israel — 3.2%
Israel Chemicals Ltd. (Chemicals)	219,130	2,831,540
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	59,000	3,346,480
		6,178,020
Luxembourg — 1.3%
Millicom International Cellular SA (Communications)	34,100	2,432,012

Malaysia — 1.3%
Public Bank Berhad (Banks)	711,700	2,501,150

Mexico — 7.4%
America Movil SA de CV, Series L - ADR (Communications)	82,550	3,603,308
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	10,305	497,938
Grupo Financiero Banorte SA de CV, Class O (Banks)	573,180	1,880,802
Grupo Televisa SA - Sponsored ADR (Media)	52,500	1,025,850
Telmex Internacional SAB de CV, Series L - ADR (Communications)	111,400	1,967,324
Urbi Desarrollos Urbanos SA de CV (Operative Builders)*	786,100	1,638,910
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	84,115	3,709,471
		14,323,603
Panama — 1.0%
Copa Holdings SA - Class A (Airlines)	38,500	2,001,230

Peru — 1.1%
Credicorp Ltd. (Banks)	28,600	2,134,418

Philippines — 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	15,355	859,419

Poland — 2.2%
Bank Pekao SA (Banks)*	37,154	2,153,027

See Notes to Financial Statements

	Shares	Value (1)

Poland (continued)
Central European Distribution Corp. (Beverages, Food & Tobacco)*	64,650	$2,072,032
		4,225,059
Russia — 6.4%
Lukoil - Sponsored ADR (Oil & Gas)	74,078	4,118,737
OAO Gazprom - Sponsored ADR (Oil & Gas)	197,000	4,805,336
X 5 Retail Group NV - GDR, Reg. S (Food)*	107,956	3,470,437
		12,394,510
South Africa — 5.6%
Massmart Holdings Ltd. (Retailers)	158,000	1,791,958
MTN Group Ltd. (Communications)	244,050	3,477,383
Pretoria Portland Cement Co., Ltd. (Building Materials)	403,000	1,760,606
SABMiller plc (Beverages, Food & Tobacco)	79,300	2,165,183
Standard Bank Group Ltd. (Banks)	124,268	1,760,671
		10,955,801
South Korea — 9.5%
Hankook Tire Co., Ltd. (Automotive)	15,500	299,446
KB Financial Group Inc. - ADR (Financial Services)*	55,991	2,393,055
LG Electronics Inc. (Electrical Equipment)	20,500	1,919,818
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	18,030	6,148,748
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	5,951	1,289,312
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	18,760	2,992,318
Shinsegae Co., Ltd. (Retailers)	3,840	1,732,124
Taewoong Co., Ltd. (Metals & Mining)*	23,900	1,638,394
		18,413,215
Taiwan — 10.4%
Delta Electronics (Electrical Equipment)	1,329,189	4,017,858
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	782,000	3,280,366
MediaTek Inc. (Semiconductors)	243,816	3,948,749
Quanta Computer Inc. (Computers & Information)	1,037,000	2,070,092
Synnex Technology International Corp. (Electronics)	1,634,530	3,328,047
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,925,577	3,674,271
		20,319,383
Thailand — 2.5%
PTT Exploration & Production plc (Oil & Gas)	593,000	2,358,066
Siam Commercial Bank-Alien (Banks)	1,081,170	2,597,479
		4,955,545
Turkey — 2.8%
Arcelik (Home Construction, Furnishings & Appliances)*	767,000	3,046,372

See Notes to Financial Statements

	Shares	Value (1)

Turkey (continued)
Turkiye Garanti Bankasi AS (Banks)	583,000	$2,451,819
		5,498,191
United Kingdom — 1.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	286,720	2,508,815

Total Common Stocks (Cost $145,184,169)		188,174,294

Preferred Stocks — 1.3%

Russia — 1.3%
Transneft (Pipelines)	3,279	2,573,683

Total Preferred Stocks (Cost $1,276,834)		2,573,683

Total Investments — 98.0% (Cost $146,461,003)		$190,747,977
Other Assets Less Liabilities — 2.0%		3,810,020

Net Assets — 100.00%		$194,557,997

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Airlines	1.1%
Automotive	0.2
Banks	18.7
Beverages, Food & Tobacco	3.7
Building Materials	1.8
Chemicals	2.8
Commercial Services & Supplies	3.6
Communications	7.7
Computers & Information	1.0
Cosmetics & Personal Care	1.0
Electric Utilities	1.2
Electrical Equipment	6.6
Electronics	1.7
Engineering & Construction	2.3
Financial Services	1.0
Food	1.2
Food Retailers	1.8
Health Care Providers & Services	2.8
Home Construction, Furnishings & Appliances	4.4
Household Products	0.6
Insurance	2.6
Internet	1.0
Iron & Steel	0.5
Media	1.2
Medical Supplies	0.7
Metals & Mining	3.8
Oil & Gas	10.9
Pharmaceuticals	3.5
Retailers	1.8
Semiconductors	6.6
Total Investments	97.8
Other Assets Less Liabilities	2.2
Net Assets	100.0%

	Shares	Value (1)

Common Stocks — 96.4%

Brazil — 15.2%
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	1,663,882	$22,950,097
Banco Bradesco SA - ADR (Banks)	1,791,020	29,659,291
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	289,200	19,295,424
Itau Unibanco Banco Multiplo SA - ADR (Banks)	1,364,058	26,135,351
JBS SA (Food)	2,527,400	12,523,032
Natura Cosmeticos SA (Cosmetics & Personal Care)	891,900	16,058,932
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,457,084	59,113,898
Usinas Siderurgicas de Minas Gerais SA (Iron & Steel)	305,900	8,055,637
Vale SA - Sponsored ADR (Metals & Mining)	1,856,200	47,871,398
		241,663,060
Chile — 2.6%
Banco Santander - ADR (Banks)	328,244	20,295,327
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	576,500	20,973,070
		41,268,397
China — 10.5%
Anhui Conch Cement Co., Ltd. (Building Materials)	2,530,000	13,936,798
ASM Pacific Technology Ltd. (Semiconductors)	1,214,100	10,015,907
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	18,090,000	16,762,576
China Insurance International Holdings Co., Ltd. (Insurance)	6,121,600	19,193,783
Ctrip.com International Ltd. - ADR (Internet)*	502,600	15,726,354
Hengan International Group Co., Ltd. (Medical Supplies)	6,601,000	44,096,981
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	24,020,000	21,379,058
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services & Supplies)	203,500	13,838,000
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	3,196,000	11,717,308
		166,666,765
Colombia — 1.3%
BanColombia SA - Sponsored ADR (Banks)	476,300	20,528,530

Czech Republic — 0.6%
Central European Media Enterprises Ltd. (Media)*	341,000	9,721,910

Egypt — 1.0%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	338,200	15,854,623

Greece — 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	535,200	12,280,765

Hungary — 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	40,500	8,546,737

See Notes to Financial Statements

	Shares	Value (1)

India — 5.0%
Axis Bank Ltd. (Banks)	989,400	$21,545,513
Dabur India Ltd. (Cosmetics & Personal Care)	150,250	514,703
HDFC Bank Ltd. - ADR (Banks)	238,497	28,214,195
Hindustan Unilever Ltd. (Household Products)	1,964,300	10,289,548
NTPC Ltd. (Electric Utilities)	4,065,900	18,724,146
		79,288,105
Indonesia — 2.7%
PT Bank Rakyat Indonesia (Banks)	24,259,000	19,712,749
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	581,450	23,025,420
		42,738,169
Israel — 3.2%
Israel Chemicals Ltd. (Chemicals)	1,796,400	23,212,609
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	480,300	27,242,616
		50,455,225
Luxembourg — 1.2%
Millicom International Cellular SA (Communications)	266,100	18,978,252

Malaysia — 1.3%
Public Bank Berhad (Banks)	212,682	740,225
Public Bank Berhad (Banks)	5,582,000	19,617,004
		20,357,229
Mexico — 7.4%
America Movil SA de CV, Series L - ADR (Communications)	669,600	29,228,040
Grupo Aeroportuario del Sureste SAB de CV, Series B - ADR (Engineering & Construction)	71,598	3,459,615
Grupo Financiero Banorte SA de CV, Class O (Banks)	4,701,840	15,428,362
Grupo Televisa SA - Sponsored ADR (Media)	466,600	9,117,364
Telmex Internacional SAB de CV, Series L - ADR (Communications)	913,800	16,137,708
Urbi Desarrollos Urbanos SA de CV (Operative Builders)	6,278,500	13,089,808
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	724,707	31,959,579
		118,420,476
Panama — 1.1%
Copa Holdings SA - Class A (Airlines)	336,900	17,512,062

Peru — 1.2%
Credicorp Ltd. (Banks)	247,500	18,470,925

Philippines — 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	127,215	7,120,224

See Notes to Financial Statements

	Shares	Value (1)

Poland — 2.2%
Bank Pekao SA (Banks)	304,861	$17,666,305
Central European Distribution Corp. (Beverages, Food & Tobacco)	520,200	16,672,410
		34,338,715
Russia — 6.2%
Lukoil - Sponsored ADR (Oil & Gas)	604,894	33,632,106
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,490,285	36,351,881
X 5 Retail Group NV - GDR, Reg. S (Food)	885,985	28,481,559
		98,465,546
South Africa — 5.6%
Massmart Holdings Ltd. (Retailers)	1,299,700	14,740,559
MTN Group Ltd. (Communications)	2,002,700	28,535,770
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,309,000	14,456,194
SABMiller plc (Beverages, Food & Tobacco)	650,600	17,763,781
Standard Bank Group Ltd. (Banks)	1,021,316	14,470,352
		89,966,656
South Korea — 9.3%
Hankook Tire Co., Ltd. (Automotive)	127,000	2,453,529
KB Financial Group Inc. - ADR (Financial Services)	459,337	19,632,063
LG Electronics Inc. (Electrical Equipment)	168,500	15,779,966
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	60,559	13,120,393
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	143,080	48,794,387
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	135,700	21,644,863
Shinsegae Co., Ltd. (Retailers)	31,500	14,208,826
Taewoong Co., Ltd. (Metals & Mining)	189,000	12,956,334
		148,590,361
Taiwan — 10.4%
Delta Electronics (Electrical Equipment)	10,986,751	33,210,632
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	6,192,000	25,974,458
MediaTek Inc. (Semiconductors)	2,016,144	32,652,679
Quanta Computer Inc. (Computers & Information)	8,060,000	16,089,629
Synnex Technology International Corp. (Electronics)	13,422,050	27,328,480
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	15,804,637	30,157,463
		165,413,341
Thailand — 2.6%
PTT Exploration & Production plc (Oil & Gas)	5,366,800	21,341,094
Siam Commercial Bank-Alien (Banks)	8,463,300	20,332,826
		41,673,920

See Notes to Financial Statements

	Shares	Value (1)

Turkey — 2.8%
Arcelik (Home Construction, Furnishings & Appliances)	6,289,700	$24,981,440
Turkiye Garanti Bankasi AS (Banks)	4,793,300	20,158,329
		45,139,769
United Kingdom — 1.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,349,000	20,553,872

Total Common Stocks (Cost $1,127,047,796)		1,534,013,634

Preferred Stocks — 1.4%

Brazil — 0.1%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	54,000	1,948,320

Russia — 1.3%

Oil & Gas — 1.3%
Transneft (Pipelines)	26,900	21,113,773

Total Preferred Stocks (Cost $9,383,336)		23,062,093

Total Investments — 97.8% (Cost $1,136,431,132)		$1,557,075,727
Other Assets Less Liabilities — 2.2%		34,981,436

Net Assets — 100.00%		$1,592,057,163

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Banks	7.3%
Beverages, Food & Tobacco	11.7
Chemicals	5.3
Commercial Services & Supplies	4.7
Communications	7.9
Computer Software & Processing	4.3
Cosmetics & Personal Care	2.2
Electrical Equipment	8.8
Electronics	2.2
Financial Services	1.8
Health Care Providers & Services	1.5
Heavy Machinery	2.4
Home Construction, Furnishings & Appliances	2.6
Insurance	2.5
Machinery - Diversified	1.5
Media	5.0
Medical Supplies	5.5
Oil & Gas	9.4
Oil & Gas Services	1.7
Pharmaceuticals	3.9
Real Estate	1.1
Retailers	1.2
Semiconductors	2.2
Total Investments	96.7
Other Assets Less Liabilities	3.3
Net Assets	100.0%

	Shares	Value (1)

Common Stocks — 96.1%

Australia — 1.7%
Cochlear Ltd. (Medical Supplies)	97,400	$5,357,636

Austria — 1.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	155,120	5,856,680

Bermuda — 2.5%
Bunge Ltd. (Beverages, Food & Tobacco)	136,280	8,011,901

Brazil — 0.7%
Petroleo Brasileiro SA - ADR (Oil & Gas)	52,888	2,145,666

Canada — 2.9%
Cenovus Energy Inc. (Oil & Gas)	82,982	1,921,033
EnCana Corp. (Oil & Gas)	82,982	2,538,420
Imperial Oil Ltd. (Oil & Gas)	137,290	4,956,169
		9,415,622
China — 1.0%
China Resources Enterprise (Financial Services)	938,000	3,084,410

Denmark — 1.0%
Novo Nordisk A/S, Series B (Pharmaceuticals)	47,400	3,208,208

Finland — 2.1%
Nokia Oyj - Sponsored ADR (Communications)	483,240	6,615,556

France — 15.0%
Air Liquide (Chemicals)	100,202	10,662,633
Dassault Systemes SA (Computer Software & Processing)	177,300	10,212,971
L’Oreal SA (Cosmetics & Personal Care)	67,770	7,107,438
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	68,930	7,539,093
Schlumberger Ltd. (Oil & Gas Services)	86,700	5,501,982
Schneider Electric SA (Electrical Equipment)	66,450	6,829,500
		47,853,617
Germany — 5.7%
Allianz SE (Insurance)	73,400	8,125,347
Fresenius AG (Health Care Providers & Services)	76,268	4,696,324
Qiagen NV (Commercial Services & Supplies)*	253,470	5,517,437
		18,339,108
Hong Kong — 2.3%
Li & Fung Ltd. (Commercial Services & Supplies)	1,610,200	7,315,729

See Notes to Financial Statements

	Shares	Value (1)

Indonesia — 2.0%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	161,040	$6,377,184

Israel — 0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	47,160	2,674,915

Japan — 15.0%
Fanuc Ltd. (Electrical Equipment)	67,900	6,477,789
Hoya Corp. (Electronics)	267,300	7,168,772
JSR Corp. (Chemicals)	323,900	6,356,074
Jupiter Telecommunications Co., Ltd. (Media)	6,315	6,330,003
Keyence Corp. (Electrical Equipment)	36,065	8,317,379
Kubota Corp. (Machinery - Diversified)	524,300	4,692,427
Nomura Holdings Inc. (Financial Services)	350,200	2,620,848
So-net M3 Inc. (Commercial Services & Supplies)	664	2,185,048
Sumitomo Realty & Development Co., Ltd. (Real Estate)	207,000	3,666,285
		47,814,625
Mexico — 4.6%
America Movil SA de CV, Series L - ADR (Communications)	150,000	6,547,500
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	184,620	8,141,742
		14,689,242
Poland — 1.1%
Bank Pekao SA - GDR, Reg. S (Banks)#,*	57,560	3,370,058

Russia — 2.2%
OAO Gazprom - Sponsored ADR (Oil & Gas)	293,570	7,160,927

Singapore — 1.9%
DBS Group Holdings Ltd. (Banks)	607,083	6,119,963

South Africa — 2.5%
MTN Group Ltd. (Communications)	404,000	5,756,454
Sasol Ltd. (Oil & Gas)	61,641	2,298,609
		8,055,063
South Korea — 2.2%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	3,000	649,964
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	18,520	6,315,852
		6,965,816
Sweden — 2.4%
Atlas Copco AB - Class A (Heavy Machinery)	554,600	7,504,234

Switzerland — 10.3%
Alcon Inc. (Medical Supplies)	53,770	8,372,527

See Notes to Financial Statements

	Shares	Value (1)

Switzerland (continued)
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	220,350	$10,468,828
Roche Holding AG - Genusschein (Pharmaceuticals)	38,550	6,474,325
Swatch Group AG (Retailers)	15,180	3,957,152
Synthes Inc. (Medical Supplies)	29,320	3,739,397
		33,012,229
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,330,125	6,354,345

United Kingdom — 12.4%
Autonomy Corp. plc (Computer Software & Processing)*	137,000	3,406,028
BG Group plc (Oil & Gas)	382,680	7,008,048
Standard Chartered plc (Banks)	352,010	8,047,314
Tesco plc (Beverages, Food & Tobacco)	909,180	6,149,677
Unilever plc (Beverages, Food & Tobacco)	173,925	5,304,487
WPP plc (Media)	1,043,920	9,634,104
		39,549,658

Total Common Stocks (Cost $238,512,940)		306,852,392

Preferred Stocks — 0.6%

Brazil — 0.6%
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	58,800	2,121,504

Total Preferred Stocks (Cost $1,931,332)		2,121,504

Total Investments — 96.7% (Cost $240,444,272)		$308,973,896
Other Assets Less Liabilities — 3.3%		10,422,242

Net Assets — 100.00%		$319,396,138

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Apparel	2.4%
Banks	5.0
Beverages, Food & Tobacco	4.1
Biotechnology	1.6
Chemicals	7.6
Commercial Services & Supplies	6.3
Communications	5.0
Computer Software & Processing	7.9
Computers & Information	1.9
Cosmetics & Personal Care	7.5
Electrical Equipment	6.0
Financial Services	3.8
Health Care Providers & Services	1.3
Holding Companies-Diversified	1.0
Internet	5.8
Media	1.1
Medical Supplies	3.7
Miscellaneous Manufacturing	2.5
Office/Business Equip	1.2
Oil & Gas	6.2
Oil & Gas Services	2.0
Pharmaceuticals	6.1
Retailers	7.5
Toys/Games/Hobbies	0.6
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

	Shares	Value (1)

Common Stocks — 98.1%

Australia — 1.3%
Cochlear Ltd. (Medical Supplies)	19,730	$1,085,279

Austria — 0.8%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	17,800	672,053

Bermuda — 1.9%
Bunge Ltd. (Beverages, Food & Tobacco)	27,070	1,591,445

Canada — 1.8%
Cenovus Energy Inc. (Oil & Gas)	28,790	666,489
EnCana Corp. (Oil & Gas)	28,790	880,686
		1,547,175
China — 1.0%
China Merchants Holdings International Co., Ltd. (Holding Companies-Diversified)	264,000	878,416

Denmark — 1.0%
Novo Nordisk A/S, Series B (Pharmaceuticals)	12,800	866,351

France — 8.3%
Air Liquide (Chemicals)	12,429	1,322,587
Dassault Systemes SA (Computer Software & Processing)	20,550	1,183,737
L’Oreal SA (Cosmetics & Personal Care)	18,410	1,930,765
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	8,684	949,797
Schlumberger Ltd. (Oil & Gas Services)	27,490	1,744,515
		7,131,401
Germany — 3.3%
Fresenius AG (Health Care Providers & Services)	18,420	1,134,241
Hamburger Hafen und Logistik AG (Commercial Services & Supplies)	23,900	887,910
Qiagen NV (Commercial Services & Supplies)*	36,178	787,509
		2,809,660
Hong Kong — 2.8%
Li & Fung Ltd. (Commercial Services & Supplies)	533,800	2,425,249

Indonesia — 1.4%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	30,280	1,199,088

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	18,600	1,054,992

Japan — 7.0%
Canon Inc. - Sponsored ADR (Office/Business Equip)	26,700	1,044,237
Fanuc Ltd. (Electrical Equipment)	8,200	782,295

See Notes to Financial Statements

	Shares	Value (1)

Japan (continued)
JSR Corp. (Chemicals)	48,500	$951,743
Keyence Corp. (Electrical Equipment)	8,660	1,997,186
Nintendo Co., Ltd. (Toys/Games/Hobbies)	1,900	531,307
So-net M3 Inc. (Commercial Services & Supplies)	216	710,799
		6,017,567
Russia — 2.1%
OAO Gazprom - Sponsored ADR (Oil & Gas)	75,200	1,834,321

South Africa — 0.9%
Sasol Ltd. (Oil & Gas)	20,830	776,756

Sweden — 0.9%
Telefonaktiebolaget LM Ericsson - Class B - Sponsored ADR (Communications)	78,300	757,944

Switzerland — 6.8%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	20,455	971,817
Novartis AG - Registered (Pharmaceuticals)	17,920	959,798
Sonova Holding AG (Medical Supplies)	11,280	1,395,556
Swatch Group AG (Retailers)	7,170	1,869,090
Synthes Inc. (Medical Supplies)	5,260	670,847
		5,867,108
United Kingdom — 5.8%
Autonomy Corp. plc (Computer Software & Processing)*	65,300	1,623,457
RPS Group plc (Commercial Services & Supplies)	192,300	610,066
Standard Chartered plc (Banks)	76,800	1,755,728
WPP plc (Media)	105,570	974,282
		4,963,533
United States — 49.8%
3M Co. (Miscellaneous Manufacturing)	26,270	2,114,472
Abbott Laboratories (Pharmaceuticals)	28,480	1,507,731
Adobe Systems Inc. (Computer Software & Processing)*	55,190	1,782,637
Charles Schwab Corp. (Financial Services)	58,900	1,077,281
Cisco Systems Inc. (Communications)*	104,015	2,337,217
Coach Inc. (Apparel)	58,900	2,054,432
Colgate-Palmolive Co. (Cosmetics & Personal Care)	18,950	1,516,568
eBay Inc. (Internet)*	56,000	1,289,120
EMC Corp./ Massachusetts (Computers & Information)*	100,000	1,667,000
Emerson Electric Co. (Electrical Equipment)	58,170	2,416,382
Exxon Mobil Corp. (Oil & Gas)	18,290	1,178,425
Genzyme Corp. (Biotechnology)*	25,050	1,359,213
Google Inc. - Class A (Internet)*	4,107	2,174,328
Greenhill & Co. Inc. (Financial Services)	12,700	988,060

See Notes to Financial Statements

	Shares	Value (1)

United States (continued)
JPMorgan Chase & Co. (Financial Services)	30,800	$1,199,352
Medco Health Solutions Inc. (Pharmaceuticals)*	14,268	877,197
Monsanto Co. (Chemicals)	23,900	1,813,532
Oracle Corp. (Computer Software & Processing)	94,510	2,179,401
Praxair Inc. (Chemicals)	12,620	950,538
Procter & Gamble Co. (Cosmetics & Personal Care)	48,100	2,960,555
Sigma-Aldrich Corp. (Chemicals)	30,600	1,464,210
Staples Inc. (Retailers)	88,610	2,078,791
Walgreen Co. (Retailers)	68,550	2,471,227
Wells Fargo & Co. (Banks)	65,860	1,872,400
Yahoo! Inc. (Internet)*	100,700	1,511,507
		42,841,576

Total Common Stocks (Cost $71,045,979)		84,319,914

Total Investments — 98.1% (Cost $71,045,979)		$84,319,914
Other Assets Less Liabilities — 1.9%		1,668,549

Net Assets — 100.00%		$85,988,463

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.5%
Automotive	3.4
Banks	3.8
Beverages, Food & Tobacco	1.6
Chemicals	8.8
Commercial Services & Supplies	4.1
Communications	2.6
Computers & Information	1.2
Cosmetics & Personal Care	2.1
Distribution/Wholesale	2.6
Electrical Equipment	3.1
Electronics	4.2
Engineering & Construction	1.0
Environmental Controls	2.0
Financial Services	3.8
Food	7.9
Gas	1.4
Gold and Silver Ores	1.0
Hand/Machine Tools	2.1
Health Care Providers & Services	2.5
Insurance	1.8
Leisure Time	1.0
Machinery - Diversified	6.2
Media	1.4
Medical Supplies	3.8
Miscellaneous Manufacturing	7.0
Oil & Gas Services	1.1
Packaging & Containers	1.2
Pharmaceuticals	4.0
Retailers	4.0
Semiconductors	2.8
Textiles & Apparel	0.9
Transportation	3.0
Trucking & Leasing	1.2
Total Investments	100.1
Other Assets Less Liabilities	(0.1)
Net Assets	100.0%

	Shares	Value (1)

Common Stocks — 98.7%

Australia — 5.4%
Bank of Queensland Ltd. (Banks)	8,794	$85,137
Bradken Ltd. (Engineering & Construction)	14,800	78,815
Imdex Ltd. (Gold and Silver Ores)	145,430	83,465
PIPE Networks Ltd. (Communications)	14,132	76,863
SAI Global Ltd. (Media)	33,300	114,351
		438,631
Austria — 2.4%
BWT AG (Environmental Controls)	3,286	90,697
Semperit AG Holding (Miscellaneous Manufacturing)	2,730	101,734
		192,431
Belgium — 0.9%
Sioen Industries NV (Textiles & Apparel)	11,960	74,130

Canada — 2.5%
GLV, Inc. - Class A (Machinery - Diversified)*	11,400	98,301
Laurentian Bank of Canada (Banks)	3,000	106,701
		205,002
China — 3.2%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	384,000	55,798
Dalian Refrigeration Co., Ltd. (Machinery - Diversified)	125,000	92,241
Vinda International Holdings Ltd. (Cosmetics & Personal Care)	170,000	108,905
		256,944
Denmark — 3.2%
NKT Holding A/S (Miscellaneous Manufacturing)*	2,150	124,302
Topsil Semiconductor Materials (Semiconductors)*	560,000	138,992
		263,294
Finland — 2.2%
Vacon Oyj (Hand/Machine Tools)	2,377	83,636
Vaisala Oyj, Class A (Electronics)	2,763	95,531
		179,167
France — 4.8%
Boiron SA (Pharmaceuticals)	2,073	87,996
Robertet SA (Food)	550	64,532
Rubis (Gas)	1,430	118,362
Touax SA (Transportation)	3,900	123,184
		394,074

See Notes to Financial Statements

	Shares	Value (1)

Germany — 5.7%
Bijou Brigitte Modische Accessoires AG (Retailers)	672	$126,987
Carl Zeiss Meditec AG (Medical Supplies)	6,170	101,159
Drillisch AG (Communications)*	21,510	139,107
Gerresheimer AG (Packaging & Containers)	2,920	95,206
		462,459
Hong Kong — 7.8%
Chen Hsong Holdings Ltd. (Machinery - Diversified)	300,000	92,654
Chong Hing Bank Ltd. (Banks)	68,000	121,609
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	544,000	93,483
Vitasoy International Holdings Ltd. (Beverages, Food & Tobacco)	188,000	127,718
Wasion Meters Group Ltd. (Electronics)	128,000	88,009
Yip’s Chemical Holdings Ltd. (Chemicals)	140,000	110,912
		634,385
Ireland — 2.4%
FBD Holdings plc (Insurance)	10,430	87,490
Grafton Group plc (Retailers)*	29,000	106,988
		194,478
Italy — 4.4%
Cembre S.p.A (Electrical Equipment)	14,527	93,435
Marr S.p.A (Distribution/Wholesale)	13,163	115,469
SABAF S.p.A (Electrical Equipment)	1,455	31,774
Sol S.p.A (Chemicals)	22,741	119,902
		360,580
Japan — 15.8%
AISAN INDUSTRY Co., Ltd. (Automotive)	8,400	75,326
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	13,000	89,256
ASKUL Corp. (Retailers)	4,900	89,724
BML Inc. (Health Care Providers & Services)	3,900	103,717
C. Uyemura & Co., Ltd. (Chemicals)	2,300	91,175
LINTEC Corp. (Chemicals)	4,100	78,778
MIURA Co., Ltd. (Machinery - Diversified)	4,200	108,091
NAKANISHI Inc. (Pharmaceuticals)	1,400	128,989
Pasona Inc. (Commercial Services & Supplies)	85	56,449
PIGEON Corp. (Cosmetics & Personal Care)	1,600	62,770
Stella Chemifa Corp. (Chemicals)	2,800	144,698
TSUMURA & Co. (Pharmaceuticals)	3,500	110,869
VIC TOKAI Corp. (Computers & Information)	9,600	99,242
Yamatake Corp. (Electronics)	2,200	48,310
		1,287,394

See Notes to Financial Statements

	Shares	Value (1)

Malaysia — 4.1%
MNRB Holdings Berhad (Insurance)*	70,600	$56,829
Supermax Corp. Berhad (Miscellaneous Manufacturing)	104,200	152,799
United Plantations Berhad (Agriculture)	31,500	124,781
		334,409
Netherlands — 2.3%
Brunel International (Commercial Services & Supplies)	2,527	91,766
Kas Bank NV (Financial Services)	4,938	94,726
		186,492
New Zealand — 1.0%
Sanford Ltd. (Food)	25,253	85,068

Singapore — 3.4%
Goodpack Ltd. (Trucking & Leasing)	109,000	94,665
KS Energy Services Ltd. (Oil & Gas Services)	98,000	88,832
Tat Hong Holdings Ltd. (Distribution/Wholesale)	134,000	93,234
		276,731
South Korea — 2.2%
Binggrae Co., Ltd. (Food)*	1,700	68,288
Han Kuk Carbon Co., Ltd. (Chemicals)	20,800	113,177
		181,465
Spain — 1.5%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	212	120,408

Sweden — 3.3%
KABE Husvagnar AB, Class B (Miscellaneous Manufacturing)	9,600	96,044
Mekonomen AB (Automotive)	5,200	100,612
Studsvik AB (Environmental Controls)	7,100	68,674
		265,330
Switzerland — 4.6%
Huber & Suhner AG (Electrical Equipment)	3,300	130,306
Huegli Holding AG (Food)	260	131,582
Lem Holding SA (Electronics)	376	114,450
		376,338
Taiwan — 4.5%
Merida Industry Co., Ltd. (Leisure Time)	56,000	84,521
Nak Sealing Technologies Corp. (Automotive)	99,000	98,231
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)	123,390	93,968
Youngtek Electronic Corp. (Semiconductors)	39,642	87,924
		364,644

See Notes to Financial Statements

	Shares	Value (1)

Thailand — 1.5%
Khon Kaen Sugar Industry plc (Food)	283,800	$123,112

United Kingdom — 9.6%
Corin Group plc (Medical Supplies)	93,377	91,728
Greggs plc (Food)	15,000	99,780
Hamworthy KSE (Machinery - Diversified)	23,152	111,464
PayPoint plc (Financial Services)	14,197	90,296
Rathbone Brothers plc (Financial Services)	9,730	127,994
Robert Wiseman Dairies plc (Food)	9,051	72,228
RPS Group plc (Commercial Services & Supplies)	28,526	90,498
Synergy Healthcare plc (Health Care Providers & Services)	9,813	96,838
		780,826

Total Common Stocks (Cost $8,234,014)		8,037,792

Preferred Stocks — 1.4%

Germany — 1.4%
Draegerwerk AG (Medical Supplies)	2,182	115,935

Total Preferred Stocks (Cost $103,330)		115,935

Total Investments — 100.1% (Cost $8,337,344)		$8,153,727
Liabilities, Net of Other Assets — (0.1)%		(11,454)

Net Assets — 100.00%		$8,142,273

Summary of Abbreviations

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

January 31, 2010 (unaudited)

Industry	Percentage of Net Assets
Agriculture	2.9%
Airlines	1.1
Auto Manufacturers	1.1
Banks	27.0
Beverages, Food & Tobacco	5.0
Building Materials	5.5
Chemicals	3.2
Commercial Services & Supplies	4.1
Communications	8.8
Electric Utilities	2.0
Electrical Equipment	1.7
Engineering & Construction	3.0
Financial Services	3.8
Food	1.4
Gold and Silver Ores	2.4
Heavy Machinery	0.3
Holding Companies-Diversified	5.6
Industrial - Diversified	0.2
Internet	0.9
Investment Companies	1.5
Iron & Steel	0.3
Lodging	1.0
Media	1.1
Metals & Mining	0.5
Oil & Gas	4.7
Pharmaceuticals	4.7
Real Estate	0.6
Textiles & Apparel	1.5
Transportation	3.1
Total Investments	99.0
Other Assets Less Liabilities	1.0
Net Assets	100.0%

	Shares	Value (1)

Common Stocks — 95.3%

Argentina — 2.5%
Cresud SACIF y A - Sponsored ADR (Agriculture)	10,500	$125,475
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	41,398	138,589
		264,064
Bangladesh — 3.7%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	81,739
Power Grid Co., Ltd. of Bangladesh (Electric Utilities)	7,000	81,548
Square Pharmaceuticals Ltd. (Pharmaceuticals)	4,235	220,689
		383,976
Colombia — 8.2%
BanColombia SA - Sponsored ADR (Banks)	6,210	267,651
Cementos Argos SA - Sponsored ADR (Building Materials)#	7,440	220,047
Ecopetrol SA - Sponsored ADR (Oil & Gas)	3,200	77,952
Grupo de Inversiones Suramericana SA - ADR (Investment Companies)#	6,300	160,238
Interconexion Electrica SA (Electric Utilities)#	800	127,778
		853,666
Croatia — 2.6%
Atlantic Grupa (Beverages, Food & Tobacco)	1,230	168,257
Ericsson Nikola Tesla (Communications)	361	100,553
		268,810
Democratic Republic of Congo — 1.1%
Katanga Mining Ltd. (Gold and Silver Ores)*	176,575	117,249

Egypt — 7.5%
Elswedy Cables Holdings Co. (Electrical Equipment)	12,493	175,587
Ghabbour Auto (Auto Manufacturers)*	22,000	111,845
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	4,030	188,924
Orascom Telecom Holding SAE - GDR (Communications)#	4,866	151,900
Oriental Weavers (Textiles & Apparel)	25,000	160,371
		788,627
Estonia — 1.5%
Tallink Group Ltd. (Transportation)*	179,840	157,089

Ghana — 0.3%
Ghana Commercial Bank (Banks)	68,600	34,989

Indonesia — 2.3%
PT Bank Rakyat Indonesia (Banks)	293,000	238,091

See Notes to Financial Statements

	Shares	Value (1)

Jordan — 2.2%
Arab Bank (Banks)	10,500	$170,797
Arab Potash Co. (Chemicals)	1,193	60,254
		231,051
Kazakhstan — 3.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)*	18,799	173,447
Kazakhstan Kagazy plc - GDR, Reg. S (Industrial - Diversified)*	93,020	19,999
KazMunaiGas Exploration Production - GDR (Oil & Gas)	5,150	130,370
Steppe Cement Ltd. (Building Materials)*	31,250	36,994
		360,810
Kenya — 9.1%
Accesskenya (Internet)	336,200	97,594
East African Breweries Ltd. (Beverages, Food & Tobacco)	62,300	123,853
Equity Bank Ltd. (Banks)	930,000	193,515
Kenya Airways Ltd. (Airlines)	172,500	114,207
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	54,492
Nation Media Group (Media)	66,400	112,740
Safaricom Ltd. (Communications)	3,726,400	255,217
		951,618
Lebanon — 1.0%
Banque Audi sal- Audi Saradar Group - GDR, Reg. S (Banks)	1,200	107,880

Lithuania — 1.2%
Teo Lt AB (Communications)	131,040	121,973

Mauritius — 2.4%
Mauritius Commercial Bank (Banks)	31,400	147,580
Sun Resorts Ltd. - Class A (Lodging)	42,340	103,027
		250,607
Morocco — 3.6%
Douja Prom Addoha (Real Estate)	4,620	64,140
Managem (Metals & Mining)*	1,522	52,363
Maroc Telecom (Communications)	7,400	133,219
Ona SA (Holding Companies-Diversified)	785	130,916
		380,638
Nigeria — 7.8%
Access Bank plc (Banks)	3,390,000	184,852
Dangote Sugar Refinery plc (Agriculture)	844,530	85,052
Diamond Bank plc (Banks)	3,738,578	208,070
First Bank of Nigeria plc (Banks)	1,882,715	183,619

See Notes to Financial Statements

	Shares	Value (1)

Nigeria (continued)
UAC of Nigeria plc (Holding Companies-Diversified)	579,880	$156,371
		817,964
Pakistan — 2.6%
Engro Chemical Ltd. (Chemicals)	42,560	96,110
MCB Bank Ltd. (Banks)	12,650	31,966
Pakistan Petroleum Ltd. (Oil & Gas)	62,060	141,301
		269,377
Peru — 3.3%
Cementos Lima (Building Materials)	7,612	76,053
Credicorp Ltd. (Financial Services)	3,200	238,816
Ferreyros SA (Heavy Machinery)	34,219	31,103
		345,972
Philippines — 0.9%
International Container Term Services Inc. (Transportation)	222,000	99,319

Poland — 0.1%
Ciech SA (Chemicals)*	588	6,379

Qatar — 3.6%
Commercial Bank of Qatar (Banks)	7,900	135,674
Industries Qatar (Chemicals)	6,150	175,211
Qatar Shipping Co. (Transportation)	7,100	65,463
		376,348
Senegal — 1.5%
Sonatel (Communications)	595	155,949

Serbia — 0.5%
Energoprojekt Holding ad Beograd (Holding Companies-Diversified)*	4,550	54,152

Sri Lanka — 2.8%
John Keells Holdings plc (Commercial Services & Supplies)	190,000	291,575

Thailand — 4.0%
Home Product Center plc (Building Materials)	1,042,910	129,441
PTT Exploration & Production plc (Oil & Gas)	22,400	89,073
Siam Commercial Bank-Alien (Banks)	48,100	115,559
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	172,600	87,873
		421,946
Trinidad And Tobago — 1.7%
Neal & Massy Holdings Ltd. (Holding Companies-Diversified)	9,900	70,478
Republic Bank Ltd. (Banks)	6,250	73,148

See Notes to Financial Statements

	Shares	Value (1)

Trinidad And Tobago (continued)
Trinidad Cement Ltd. (Building Materials)*	60,000	$35,311
		178,937
Turkey — 3.2%
BIM Birlesik Magazalar AS (Food)	3,260	147,622
Turkiye Is Bankasi Series C (Banks)	41,336	182,181
		329,803
Ukraine — 2.8%
Astarta Holding N.V. (Holding Companies-Diversified)*	11,660	174,656
Ferrexpo plc (Iron & Steel)	8,320	26,840
Kernel Holding SA (Agriculture)*	5,900	93,855
		295,351
United Arab Emirates — 4.0%
Arabtec Holding Co. (Engineering & Construction)*	216,000	128,003
Depa Ltd. (Commercial Services & Supplies)	263,000	139,390
Dubai Financial Market (Financial Services)	370,000	155,996
		423,389
United Kingdom — 3.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	30,700	268,627
Kazakhmys plc (Gold and Silver Ores)*	7,300	139,091
		407,718

Total Common Stocks (Cost $9,726,998)		9,985,317

Corporate Bonds and Notes — 3.6%

Kuwait — 3.6%
HSBC Bank plc (Banks)	230,000	376,533

Warrant — 0.1%

Thailand — 0.1%
Thai Vegetable Oil., Issued by Thai Vegetable Oil., Expires 05/18/2012 (Beverages, Food & Tobacco)*	34,520	7,696

Total Investments — 99.0% (Cost $10,131,529)		$10,369,546
Other Assets Less Liabilities — 1.0%		106,409

Net Assets — 100.00%		$10,475,955

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt

See Notes to Financial Statements

Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2010 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of January 31, 2010: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); International Small Companies Portfolio (“International Small Companies”); and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding Loevner LP’s AMT Capital Fund, Inc.  Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of International Small Companies commenced operations on March 26, 2007. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Effective November 2, 2009, Global Equity launched the Institutional Class and converted existing shareholders to the Advisor Class.  Institutional Emerging Markets Portfolio commenced operations on October 17, 2005.  Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008.

Effective April 29, 2009, shareholders of Frontier Emerging Markets approved a change in the Portfolio’s fundamental investment policy regarding concentration which may, under certain conditions, permit the Portfolio to invest up to 35% of its net assets in companies in the same industry.  During periods when the Portfolio makes use of its ability to so invest, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of January 31, 2010, there were five securities in the Portfolios which required valuation by the Board or its delegate. International Equity and Frontier Emerging Markets each held such securities.  The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

GAAP establishes a hierarchy for net asset value determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities.  This statement defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  This statement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value in accordance with FASB Fair Value Measurements, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio’s investments:

Institutional Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$30,025,649	$—	$—	$30,025,649
Chile	5,171,511	—	—	5,171,511
China	3,482,446	17,217,936	—	20,700,382
Colombia	2,291,627	—	—	2,291,627
Czech Republic	1,206,828	—	—	1,206,828
Egypt	—	1,931,433	—	1,931,433
Greece	—	1,496,776	—	1,496,776
Hungary	—	1,038,270	—	1,038,270
India	3,289,095	6,226,332	—	9,515,427
Indonesia	2,693,988	2,402,032	—	5,096,020
Israel	3,346,480	2,831,540	—	6,178,020
Luxembourg	2,432,012	—	—	2,432,012
Malaysia	—	2,501,150	—	2,501,150
Mexico	14,323,603	—	—	14,323,603
Panama	2,001,230	—	—	2,001,230
Peru	2,134,418	—	—	2,134,418
Philippines	859,419	—	—	859,419
Poland	2,072,032	2,153,027	—	4,225,059
Russia	4,118,737	8,275,773	—	12,394,510
South Africa	—	10,955,801	—	10,955,801
South Korea	2,393,055	16,020,160	—	18,413,215
Taiwan	—	20,319,383	—	20,319,383
Thailand	4,955,545	—	—	4,955,545
Turkey	—	5,498,191	—	5,498,191
United Kingdom	—	2,508,815	—	2,508,815
Total Common Stocks	86,797,675	101,376,619	—	188,174,294
Preferred Stocks
Russia	—	2,573,683	—	2,573,683
Total Preferred Stocks	—	2,573,683	—	2,573,683
Total Investments	86,797,675	103,950,302	—	190,747,977
Total	$86,797,675	$103,950,302	$—	$190,747,977

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$241,663,060	$—	$—	$241,663,060
Chile	41,268,397	—	—	41,268,397
China	29,564,354	137,102,411	—	166,666,765
Colombia	20,528,530	—	—	20,528,530
Czech Republic	9,721,910	—	—	9,721,910
Egypt	—	15,854,623	—	15,854,623
Greece	—	12,280,765	—	12,280,765
Hungary	—	8,546,737	—	8,546,737
India	28,214,195	51,073,910	—	79,288,105
Indonesia	23,025,420	19,712,749	—	42,738,169
Israel	27,242,616	23,212,609	—	50,455,225
Luxembourg	18,978,252	—	—	18,978,252
Malaysia	—	20,357,229	—	20,357,229
Mexico	118,420,476	—	—	118,420,476
Panama	17,512,062	—	—	17,512,062
Peru	18,470,925	—	—	18,470,925
Philippines	7,120,224	—	—	7,120,224
Poland	16,672,410	17,666,305	—	34,338,715
Russia	33,632,106	64,833,440	—	98,465,546
South Africa	—	89,966,656	—	89,966,656
South Korea	19,632,063	128,958,298	—	148,590,361
Taiwan	—	165,413,341	—	165,413,341
Thailand	41,673,920	—	—	41,673,920
Turkey	—	45,139,769	—	45,139,769
United Kingdom	—	20,553,872	—	20,553,872
Total Common Stocks	713,340,920	820,672,714	—	1,534,013,634
Preferred Stocks
Brazil	1,948,320	—	—	1,948,320
Russia
Oil & Gas	—	21,113,773	—	21,113,773
Total Preferred Stocks	1,948,320	21,113,773	—	23,062,093
Total Investments	715,289,240	841,786,487	—	1,557,075,727
Total	$715,289,240	$841,786,487	$—	$1,557,075,727

International Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$5,357,636	$—	$5,357,636
Austria	—	5,856,680	—	5,856,680
Bermuda	8,011,901	—	—	8,011,901
Brazil	2,145,666	—	—	2,145,666
Canada	9,415,622	—	—	9,415,622
China	—	3,084,410	—	3,084,410
Denmark	—	3,208,208	—	3,208,208
Finland	6,615,556	—	—	6,615,556
France	5,501,982	42,351,635	—	47,853,617
Germany	—	18,339,108	—	18,339,108
Hong Kong	—	7,315,729	—	7,315,729
Indonesia	6,377,184	—	—	6,377,184
Israel	2,674,915	—	—	2,674,915
Japan	—	47,814,625	—	47,814,625
Mexico	14,689,242	—	—	14,689,242
Poland	—	—	3,370,058	3,370,058
Russia	—	7,160,927	—	7,160,927
Singapore	—	6,119,963	—	6,119,963
South Africa	—	8,055,063	—	8,055,063
South Korea	—	6,965,816	—	6,965,816
Sweden	—	7,504,234	—	7,504,234
Switzerland	18,841,355	14,170,874	—	33,012,229
Taiwan	—	6,354,345	—	6,354,345
United Kingdom	—	39,549,658	—	39,549,658
Total Common Stocks	74,273,423	229,208,911	3,370,058	306,852,392
Preferred Stocks
Brazil	2,121,504	—	—	2,121,504
Total Preferred Stocks	2,121,504	—	—	2,121,504
Total Investments	76,394,927	229,208,911	3,370,058	308,973,896
Total	$76,394,927	$229,208,911	$3,370,058	$308,973,896

Global Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$1,085,279	$—	$1,085,279
Austria	—	672,053	—	672,053
Bermuda	1,591,445	—	—	1,591,445
Canada	1,547,175	—	—	1,547,175
China	—	878,416	—	878,416
Denmark	—	866,351	—	866,351
France	1,744,515	5,386,886	—	7,131,401
Germany	—	2,809,660	—	2,809,660
Hong Kong	—	2,425,249	—	2,425,249
Indonesia	1,199,088	—	—	1,199,088
Israel	1,054,992	—	—	1,054,992
Japan	1,044,237	4,973,330	—	6,017,567
Russia	—	1,834,321	—	1,834,321
South Africa	—	776,756	—	776,756
Sweden	757,944	—	—	757,944
Switzerland	971,817	4,895,291	—	5,867,108
United Kingdom	—	4,963,533	—	4,963,533
United States	42,841,576	—	—	42,841,576
Total Common Stocks	52,752,789	31,567,125	—	84,319,914
Total Investments	52,752,789	31,567,125	—	84,319,914
Total	$52,752,789	$31,567,125	$—	$84,319,914

International Small Companies

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$438,631	$—	$438,631
Austria	—	192,431	—	192,431
Belgium	—	74,130	—	74,130
Canada	205,002	—	—	205,002
China	—	256,944	—	256,944
Denmark	—	263,294	—	263,294
Finland	—	179,167	—	179,167
France	—	394,074	—	394,074
Germany	—	462,459	—	462,459
Hong Kong	—	634,385	—	634,385
Ireland	87,490	106,988	—	194,478
Italy	—	360,580	—	360,580
Japan	—	1,287,394	—	1,287,394
Malaysia	—	334,409	—	334,409
Netherlands	—	186,492	—	186,492
New Zealand	—	85,068	—	85,068
Singapore	—	276,731	—	276,731
South Korea	—	181,465	—	181,465
Spain	—	120,408	—	120,408
Sweden	—	265,330	—	265,330
Switzerland	—	376,338	—	376,338
Taiwan	—	364,644	—	364,644
Thailand	123,112	—	—	123,112
United Kingdom	—	780,826	—	780,826
Total Common Stocks	415,604	7,622,188	—	8,037,792
Preferred Stocks
Germany	—	115,935	—	115,935
Total Preferred Stocks	—	115,935	—	115,935
Total Investments	415,604	7,738,123	—	8,153,727
Total	$415,604	$7,738,123	$—	$8,153,727

Frontier Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$264,064	$—	$—	$264,064
Bangladesh	383,976	—	—	383,976
Colombia	345,603	—	508,063	853,666
Croatia	—	268,810	—	268,810
Democratic Republic of Congo	117,249	—	—	117,249
Egypt	—	636,727	151,900	788,627
Estonia	157,089	—	—	157,089
Ghana	34,989	—	—	34,989
Indonesia	—	238,091	—	238,091
Jordan	—	231,051	—	231,051
Kazakhstan	19,999	340,811	—	360,810
Kenya	—	951,618	—	951,618
Lebanon	107,880	—	—	107,880
Lithuania	—	121,973	—	121,973
Mauritius	250,607	—	—	250,607
Morocco	—	380,638	—	380,638
Nigeria	817,964	—	—	817,964
Pakistan	—	269,377	—	269,377
Peru	345,972	—	—	345,972
Philippines	—	99,319	—	99,319
Poland	—	6,379	—	6,379
Qatar	—	376,348	—	376,348
Senegal	155,949	—	—	155,949
Serbia	54,152	—	—	54,152
Sri Lanka	—	291,575	—	291,575
Thailand	421,946	—	—	421,946
Trinidad And Tobago	178,937	—	—	178,937
Turkey	—	329,803	—	329,803
Ukraine	—	295,351	—	295,351
United Arab Emirates	139,390	283,999	—	423,389
United Kingdom	—	407,718	—	407,718
Total Common Stocks	3,795,766	5,529,588	659,963	9,985,317
Corporate Bonds and Notes
Kuwait	376,533	—	—	376,533
Warrant
Thailand	7,696	—	—	7,696
Total Investments	4,179,995	5,529,588	659,963	10,369,546
Total	$4,179,995	$5,529,588	$659,963	$10,369,546

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

Investments in Securities

International Equity	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of January 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2010
Common Stocks
Poland	$2,857,825	$0	$0	$174,061	$338,172	$0	$0	$0	$3,370,058	$174,061
Total	$2,857,825	$0	$0	$174,061	$338,172	$0	$0	$0	$3,370,058	$174,061
Frontier Emerging Markets
Common Stocks
Colombia	$443,839	$0	$0	$64,224	$0	$0	$0	$0	$508,063	$64,224
Egypt	0	0	0	(13,598)	0	0	165,498	0	151,900	(13,598)
Trinidad And Tobago	76,719	0	0	(6,241)	0	0	0	(70,478)	0	0
Total	$520,558	$0	$0	$44,385	$0	$0	$165,498	$(70,478)	$659,963	$50,626

Securities

All securities transactions are recorded on a trade date basis.  Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law.  The Board has appointed State Street Bank and Trust Company  (“State Street Bank and Trust”) as the lending agent for the Portfolios. However, the Portfolios are not currently lending securities.  As of January 31, 2010, there were no securities on loan.

3. Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation/(depreciation) on investments at January 31, 2010, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	31,191,552	(4,280,630)	26,910,922	163,837,055
Emerging Markets	425,838,471	(23,596,088)	402,242,383	1,154,833,344
International Equity	79,745,988	(11,822,744)	67,923,244	241,050,652
Global Equity	13,491,361	(719,932)	12,771,429	71,548,485
International Small Companies	687,450	(895,953)	(208,503)	8,362,230
Frontier Emerging Markets	1,755,062	(1,577,623)	177,439	10,192,107

The unrealized appreciation/(depreciation) on foreign currency for Institutional Emerging Markets, Emerging Markets, International Equity, Global Equity, International Small Companies, and Frontier Emerging Markets was $(184,233), $(1,488,666), $6,762, $(6,839), $(6,055) and $(32,899), respectively, for the period ended January 31, 2010.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2010.

5. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

7. Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Portfolios’ financial statement disclosures.

8. Subsequent Events

Management has considered the circumstances under which the Portfolios should recognize or make disclosures regarding events or transactions occurring subsequent to January 31, 2010. Adjustments or additional disclosures, if any, have been included in these financial statements.

Item 2. Controls and Procedures.

(a)          The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President

Date:	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President

Date:	March 31, 2010

By:	/s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer

Date:	March 31, 2010